Employee benefits (Details 4) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 1,904
Add: Effect of salary growth	990
Defined benefit obligation with projected salary growth	2,894	₨ 2,628	₨ 2,349
50 basis points increase | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,815
50 basis points increase | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,976
50 basis points decrease | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,978
50 basis points decrease | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 2,816